DEBT OBLIGATIONS (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Obligations Tables
Schedule of debt obligations

The following table presents certain information regarding New Residential’s debt obligations:

December 31, 2013 (A)											December 31, 2012
							Collateral
Debt Obligations/Collateral	Month Issued	Outstanding Face	Carrying Value	Final Stated Maturity	Weighted Average Funding Cost	Weighted Average Life (Years)	Outstanding Face	Amortized Cost Basis	Carrying Value	Weighted Average Life (Years)	Outstanding Face	Carrying Value
Repurchase Agreements (B)
Agency ARM RMBS (C)	Various	$1,332,954	$1,332,954	Mar-14	0.39%	0.3	$1,277,570	$1,353,630	$1,353,719	4.1	$—	$—
Non-Agency RMBS (D)	Various	287,757	287,757	Jan-14 to Oct-14	1.85%	0.1	576,146	388,855	392,360	8.2	150,922	150,922

Total Repurchase Agreements		1,620,711	1,620,711		0.65%	0.2	1,853,716	1,742,485	1,746,079	5.4	150,922	150,922

Notes Payable
Secured Corporate Loan (E)	Dec-13	75,000	75,000	Mar-14	4.17%	0.3	36,907,851	126,773	146,243	6.0	—	—
Servicer Advances (F)	Dec-13	2,390,778	2,390,778	Sep-14	4.04%	0.8	2,661,130	2,665,551	2,665,551	2.7	—	—
Residential Mortgage Loans (G)	Dec-13	22,840	22,840	Sep-14	3.42%	0.7	57,552	33,539	33,539	3.7	—	—

Total Notes Payable		2,488,618	2,488,618		4.04%	0.8	39,626,533	2,825,863	2,845,333	5.8	—	—

Total		$4,109,329	$4,109,329		2.70%	0.6	$41,480,249	$4,568,348	$4,591,412	5.8	$150,922	$150,922

(A)	Excludes debt related to linked transactions (Note 10).
(B)	These repurchase agreements had approximately $0.7 million of associated accrued interest payable as of December 31, 2013. All of the repurchase agreements that matured during the first quarter of 2014 were renewed or refinanced subsequent to December 31, 2013.
(C)	The counterparties of these repurchase agreements are Mizuho ($186.8 million), Barclays ($410.7 million), Royal Bank of Canada ($101.8 million), Citi ($129.3 million), Morgan Stanley ($169.7 million) and Daiwa ($334.7 million) and were subject to customary margin call provisions.
(D)	The counterparties of these repurchase agreements are Barclays ($42.3 million), Credit Suisse ($104.0 million), Royal Bank of Scotland ($26.2 million) and Royal Bank of Canada ($115.3 million) and were subject to customary margin call provisions. All of the Non-Agency repurchase agreements have LIBOR-based floating interest rates. Includes $104.0 million borrowed under a $414.2 million master repurchase agreement, which bears interest at one-month LIBOR plus 1.75%.
(E)	The loan bears interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR and (ii) a margin of 4.0%. The outstanding face of the collateral represents the UPB of the residential mortgage loans underlying the Excess MSRs that secure this corporate loan.
(F)	The notes bore interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR or a cost of funds rate, as applicable, and (ii) a margin ranging from 2.0% to 2.6%.
(G)	The note is payable to Nationstar and bears interest equal to one-month LIBOR and a margin of 3.25%.

The following table presents certain information regarding New Residential’s debt obligations at December 31, 2012:

	December 31, 2012
									Collateral
Debt Obligation/ Collateral	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Contractual Weighted Average Funding Cost	Weighted Average Funding Cost	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount	Amortized Cost Basis	Carrying Value	Weighted Average Maturity (Years)	Floating Rate Face Amount
Repurchase Agreements(A)
Non-Agency RMBS (B)(C)	Various	$150,922	$150,922	Jan 2013	LIBOR+ 2.00%	2.21%	0.1	$150,922	$344,177	$215,034	$228,493	6.9	$344,177

(A)	These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
(B)	The counterparty of these repurchase agreements is Credit Suisse.
(C)	Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.

Schedule of contractual maturities of debt

New Residential’s debt obligations as of December 31, 2013 had contractual maturities as follows (in thousands):

Year	Nonrecourse	Recourse (A)	Total
2014	$2,548,387	$1,560,942	$4,109,329

(A)	Excludes recourse debt related to linked transactions (Note 10).

Schedule of borrowing capacity

The following table represents New Residential’s borrowing capacity as of December 31, 2013:

Debt Obligations / Collateral	Collateral Type	Borrowing Capacity	Balance Outstanding	Available Financing
Notes Payable
Secured Corporate Loan	Excess MSRs	$75,000	$75,000	$—
Servicer Advances (A)	Servicer Advances	3,900,000	2,390,778	1,509,222
Repurchase Agreements
Residential Mortgage Loans (B)	Real Estate Loans	300,000	60,102	239,898

		$4,275,000	$2,525,880	$1,749,120

(A)	New Residential’s unused borrowing capacity is available if New Residential has additional eligible collateral to pledge and meets other borrowing conditions. New Residential pays a 0.5% fee on the unused borrowing capacity.
(B)	Financing related to linked transaction (Note 10).